Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, the allowance for expected credit loss and uncertain tax position. Actual results could differ from those estimates, and as such, differences could be material to the consolidated financial statements.

Functional Currency and Foreign Currency Translation and transaction

The functional currency of the Company and its subsidiaries is the U.S. Dollars (“US$” or “$”). The Company’s consolidated financial statements are reported using the US$. Foreign currency transaction gains and losses are recognized upon settlement of foreign currency transactions. In addition, for unsettled foreign currency transactions, foreign currency transaction gains and losses are recognized for changes between the transaction exchange rates and month-end exchange rates. Foreign currency transaction gains and losses are included in other income (expense), net, in the accompanying consolidated statements of income and comprehensive income in the period incurred.

Cash

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks that can be added or withdrawn without limitation. The Company maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of approximately $102,564 (HK$800,000). Cash balances in bank accounts in Hong Kong are not otherwise insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable

Accounts receivable is recognized and carried at original invoiced amount less an allowance for expected credit loss.

The Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. This standard replaces the “incurred loss methodology” credit impairment model with a new forward-looking methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. In applying this standard, the Company has adopted the loss rate methodology to estimate historical losses on accounts receivable. The Company has adopted the aging methodology to estimate the credit losses on accounts receivable. The historical data is adjusted to account for forecasted changes in the macroeconomic environment in order to calculate the current expected credit loss.

Individual receivables written off when there is information indicating that the counterparty is in severe financial difficulty and the amounts are deemed uncollectible. An accounts receivable written off may still be subject to enforcement activities under our recovery procedures, taking into account legal advice where appropriate. Any subsequent recoveries made are recognized as income in the Consolidated Statements of Income and Comprehensive Income.

Notes Receivable

Notes receivable is recorded at amortized cost, net of allowances for CECL. The Company maintains an allowance for CECL to reserve for potentially uncollectible notes receivable. The Company measures interest income for all notes receivable using the interest method, which is based on the effective yield of the notes rather than the stated coupon rate. The notes receivable with the collection period of less than one year was included in notes receivable under current portion in the consolidated balance sheets. The notes receivable with the collection period of over one year was included in notes receivable under non-current portion in the consolidated balance sheets.

Allowance for CECL

Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit losses methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures.

Prepayments

Prepayments represent advance payments made to the service providers for future services. Prepayments are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the realizability of the prepayments becomes doubtful. For the years ended December 31, 2025, 2024 and 2023, there was no impairment recorded as the Company considers all of the prepayments fully realizable.

Deferred IPO costs

The Company capitalizes certain legal, consultancy and other professional fees that are directly associated with in process equity financings as deferred IPO costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in shareholders’ equity as a reduction of additional paid in capital generated as a result of the offering. Should the equity financing for which those costs relate no longer be considered probable of being consummated, all deferred offering costs will be charged to operating expenses in the statement of operations and comprehensive income at such time.

Lease

The Company adopted ASU 2016-02 Leases (Topic 842) (“Topic 842”) issued by the FASB. The adoption of Topic 842 resulted in the presentation of operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheets.

The Company has assessed the following: (i) whether any expired or existing contracts are or contains a lease, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any expired or existing leases (i.e. whether those costs qualify for capitalization under ASU 2016-02). The Company also elected the short-term lease exemption for certain classes of underlying assets including office space, warehouses and equipment, with a lease term of 12 months or less.

The Company determines whether an arrangement is or contain a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, current, and operating lease liability, non-current in the Company’s consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU assets also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liabilities when it is reasonably certain that the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Company has elected not to recognize a lease liability or ROU asset on its consolidated balance sheets. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows. The Company has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

During the year ended December 31, 2024, the Company recognized respectively, ROU assets and operating lease liabilities of $70,735 and $70,735, in the consolidated balance sheets.

Revenue Recognition

The Company adopted the revenue standard Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company generally recognizes sales and distribution of marine fuel revenue on a gross basis as the Company has control of the products or services before they are delivered to the Company’s customers. In drawing this conclusion, the Company considered various factors, including latitude in establishing the sales price, discretion in the supplier selection and that the Company is normally the primary obligor in the Company’s sales arrangements.

Revenue from the sales and distribution of marine fuel is recognized at a point in time when the Company’s customers obtain control of the marine fuel, which is typically upon delivery of each promised gallon or barrel to an agreed-upon delivery point. Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Company’s sales terms provide no right of return outside of a standard quality policy and returns are generally and have not been significant. Payment terms are generally set at 30 days after the delivery of the fuel.

Cost of Revenue

The Company’s cost of revenue is primarily comprised of the purchase of marine fuel and delivery services necessary in the course of sales and distribution of marine fuel.

Share-based compensation

The Company applied ASC 718 (‘‘ASC 718’’), Compensation—Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Company’s share-based awards to employees were classified as equity awards. The Company measures the employee share-based compensation based on the fair value of the award at the grant date. Expense is recognized using accelerated method over the requisite service period. The fair value of share options at the time of grant is determined using the binomial-lattice option pricing model. In accordance with ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting, the Company elected to account for forfeitures as they occurred.

Employee Benefit Plan

Employees of the Company located in Hong Kong participate in a compulsory saving scheme (pension fund) for the retirement of residents in Hong Kong. Employees are required to contribute monthly to mandatory provident fund schemes provided by approved private organizations, according to their salaries and the period of employment. The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. Total expenses for the plan were $13,700, $13,636 and $7,863 for the years ended December 31, 2025, 2024 and 2023, respectively.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company believes there were no uncertain tax positions as of December 31, 2025 and 2024, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated. As of December 31, 2025, income tax returns for the years ended December 31, 2019 through December 31, 2025 for Petrolink Hong Kong remain open for statutory examination by Hong Kong tax authorities.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. For the years ended December 31, 2025, 2024 and 2023, there were no dilutive shares.

The Company effectuated a share split of its issued and outstanding shares at a ratio of 11,250,000 for one on July 11, 2024. As a result, the number of shares issued and outstanding increased from 1 to 11,250,000 with no par value. The EPS for the financial year ended December 31, 2025, 2024 and 2023, including its opening balances presented has been adjusted to reflect the increased number of shares. The share split did not impact the total equity or net income of the Company.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Significant Risks

Currency Risk

Other than the Group’s sales and purchases activities are transacted in US$, the Group’s other operating activities are transacted in HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Group considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and cash equivalents and accounts receivable. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash and cash equivalents with financial institutions located in Hong Kong. As of December 31, 2025 and 2024, $1,086,156 and $4,792,421 were deposited with financial institutions located in Hong Kong. The Deposit Protection Scheme introduced by the Hong Kong Government insured each depositor at one bank for a maximum amount of $102,564 (HK$800,000). Otherwise, these balances are not covered by insurance. The Company believes that no significant credit risk exists as these financial institutions have high credit quality and the Company has not incurred any losses related to such deposits.

For the credit risk related to accounts receivable, the Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company has adopted the loss rate methodology to estimate historical losses on accounts receivable. The Company has adopted the aging methodology to estimate the credit losses on accounts receivable. The historical data is adjusted to account for forecasted changes in the macroeconomic environment in order to calculate the current expected credit loss. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the Directors. As of December 31, 2025 and 2024, the balance of allowance for expected credit loss were nil and $5,740,368, respectively.

For the credit risk related to notes receivable, the Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. The Company use a current lifetime expected credit losses methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. The historical data is adjusted to account for forecasted changes in the macroeconomic environment in order to calculate the current expected credit loss. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the Directors. As of December 31, 2025 and 2024, the balance of allowance for expected credit loss were $1,073,897 and nil, respectively.

For the years ended December 31, 2025, 2024 and 2023, all of the Company’s assets were located in Hong Kong and most of the Company’s revenue were derived from its subsidiary located in Hong Kong. The Company has a concentration of its revenue, purchases, accounts receivable and accounts payable with specific customers and suppliers.

For the year ended December 31, 2025, two customers accounted for approximately 16.7% and 10.6% of the Company’s total revenue. For the year ended December 31, 2024, one customer accounted for approximately 23.6% of the Company’s total revenue. For the year ended December 31, 2023, two customers accounted for approximately 20.3% and 10.5% of the Company’s total revenue.

As of December 31, 2025, five customers’ accounts receivable accounted for approximately 22.5%, 13.6%, 11.9%, 11.3% and 10.1% of the total accounts receivable. As of December 31, 2024, two customers’ accounts receivable accounted for approximately 49.4% and 11.6% of the total accounts receivable.

For the year ended December 31, 2025, three suppliers accounted for approximately 25.0%, 24.8% and 16.6% of the Company’s total purchases. For the year ended December 31, 2024, four suppliers accounted for approximately 38.5%, 15.6%, 12.3% and 10.3% of the Company’s total purchases. For the year ended December 31, 2023, three suppliers accounted for approximately 42.2%, 13.9% and 10.3% of the Company’s total purchases.

As of December 31, 2025, two suppliers’ accounts payable accounted for approximately 73.6% and 15.2% of the total accounts payable. As of December 31, 2024, five suppliers’ accounts payable accounted for approximately 26.7%, 26.1%, 15.7%, 13.6% and 11.8% of the total accounts payable.

Recently Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Management is currently evaluating the impact of the on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of expense disaggregation disclosure requirements under ASU 2024-03. This update requires entities to provide more granular disclosure about the nature and function of expenses, including categories such as employee compensation, depreciation and amortization, and other significant expense items. The guidance is intended to improve transparency regarding the composition of major expense captions in the income statement. ASU 2025-01 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company is evaluating the impact of this guidance on its consolidated financial statements and related disclosures. Given the Company's current operational structure and size, management does not expect this update to have a material impact on the presentation and disclosure of expenses in the consolidated financial statements.

In February 2025, the FASB issued ASU 2025-02, which amends certain SEC paragraphs in the Accounting Standards Codification pursuant to SEC Staff Accounting Bulletin No. 122. These amendments provide clarification and guidance specific to SEC registrants regarding the classification and accounting for certain liabilities. The amendments are effective for SEC registrants for fiscal years beginning after December 15, 2026. As a public company filing with the SEC, the Company will apply these amendments in accordance with the SEC's requirements. Management is currently assessing the specific implications of these amendments on the Company's liability classification and accounting policies.

In May 2025, the FASB issued ASU 2025-05, which introduces a simplified approach to measuring expected credit losses (ECL) for current accounts receivable and current contract assets. This update provides a practical expedient that allows entities to assume that current conditions will not change in the foreseeable future when measuring expected credit losses for these assets, thereby reducing the complexity and cost of applying the current expected credit loss (CECL) model under ASC 326.

Applicability to the Company: The Company has significant accounts receivable balances and has adopted the CECL model under ASC 326 effective January 1, 2024. As of December 31, 2024, the Company had gross accounts receivable of $13,460,734 and recorded an allowance for expected credit loss of $5,740,368, resulting in net accounts receivable of $7,720,366. However, as of December 31, 2025, the Company's accounts receivable have improved significantly to $5,399,999, with no allowance for expected credit loss recorded. This substantial improvement in accounts receivable quality and credit profile reflects the Company's enhanced credit management practices and improved customer creditworthiness. The Company currently applies the aging methodology to estimate credit losses, adjusted for forecasted changes in macroeconomic conditions.

Impact of ASU 2025-05: The simplified approach provided by ASU 2025-05 is particularly relevant to the Company's improved credit position. The significant improvement in the Company's accounts receivable from $13,460,734 (gross) in 2024 to $5,399,999 in 2025, combined with the elimination of the credit loss allowance, demonstrates the effectiveness of the Company's credit management practices. Under the simplified approach provided by ASU 2025-05, if the Company's accounts receivable portfolio meets the criteria for the practical expedient (i.e., current receivables with fixed payment terms), the Company may be able to assume that current economic conditions will not materially change in the foreseeable future. This approach aligns with the Company's current experience, where the improved accounts receivable quality and zero credit loss provision in 2025 support the assumption that the favorable credit conditions will continue. The simplified method will reduce the complexity of credit loss calculations while providing a more accurate reflection of the Company's improved credit profile. Management is currently evaluating the following factors to determine the applicability of the simplified approach:

-	The composition and aging profile of the Company's accounts receivable portfolio: The Company's accounts receivable decreased from $13,460,734 in 2024 to $5,399,999 in 2025, indicating improved collection and reduced credit exposure.

-	Historical credit loss experience and actual recovery rates: The Company's experience in 2025 demonstrates zero credit losses on accounts receivable, reflecting strong customer payment performance and improved credit quality.

-	The nature of the Company's customer base and credit terms: The Company maintains current receivables with fixed payment terms from creditworthy customers.

-	Macroeconomic factors and their expected stability in the foreseeable future: Based on current market conditions and the Company's improved operational performance, management expects stable macroeconomic conditions in the foreseeable future.

-	The Company's enhanced credit management practices: The significant reduction in accounts receivable and elimination of credit loss provisions in 2025 reflect the Company's strengthened credit policies and customer selection criteria.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, statements of operations and comprehensive income and statements of cash flows.